                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07853

                         Kalmar Pooled Investment Trust
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-463-6670

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

KALMAR POOLED INVESTMENT TRUST

"GROWTH-WITH-VALUE" SMALL CAP FUND

                                                         SCHEDULE OF INVESTMENTS
                                                              SEPTEMBER 30, 2010
                                                                     (UNAUDITED)


                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ----------   -----------
COMMON STOCK -- 97.1%
CONSUMER DISCRETIONARY -- 19.1%
   ADVERTISING AGENCIES -- 0.9%
   Constant Contact, Inc. * (a)                                   106,555   $ 2,283,474
                                                                            -----------
   AUTO PARTS -- 2.2%
   Gentex Corp.                                                   123,055     2,400,803
   LKQ Corp. *                                                    171,125     3,559,400
                                                                            -----------
                                                                              5,960,203
                                                                            -----------
   COSMETICS -- 1.2%
   Elizabeth Arden, Inc. *                                        155,430     3,107,046
                                                                            -----------
   EDUCATIONAL SERVICES -- 2.8%
   American Public Education, Inc. * (a)                           75,555     2,482,737
   DeVry, Inc.                                                    101,345     4,987,187
                                                                            -----------
                                                                              7,469,924
                                                                            -----------
   ENTERTAINMENT -- 1.0%
   Imax Corp. * (a)                                               157,990     2,663,711
                                                                            -----------
   LEISURE TIME -- 2.4%
   Life Time Fitness, Inc. *                                      161,000     6,354,670
                                                                            -----------
   RESTAURANTS -- 3.2%
   BJ's Restaurants, Inc. *                                       131,245     3,695,859
   Ruby Tuesday, Inc. *                                           412,360     4,894,713
                                                                            -----------
                                                                              8,590,572
                                                                            -----------
   SPECIALTY RETAIL -- 5.4%
   DSW, Inc. (A Shares) * (a)                                     169,350     4,860,345
   Tractor Supply Co.                                              77,190     3,061,355
   Ulta Salon Cosmetics & Fragrance, Inc. *                       158,100     4,616,520
   Zumiez, Inc. *                                                  85,455     1,808,228
                                                                            -----------
                                                                             14,346,448
                                                                            -----------
   TOTAL CONSUMER DISCRETIONARY                                              50,776,048
                                                                            -----------

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR POOLED INVESTMENT TRUST

"GROWTH-WITH-VALUE" SMALL CAP FUND

                                             SCHEDULE OF INVESTMENTS-- CONTINUED
                                                              SEPTEMBER 30, 2010
                                                                     (UNAUDITED)

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ----------   -----------
CONSUMER STAPLES -- 2.0%
   FOODS -- 2.0%
   United Natural Foods, Inc. *                                   163,250   $ 5,410,105
                                                                            -----------
   TOTAL CONSUMER STAPLES                                                     5,410,105
                                                                            -----------
ENERGY -- 7.0%
   ENERGY EQUIPMENT -- 1.6%
   Core Laboratories N.V. (a)                                      46,540     4,097,382
                                                                            -----------
   OFFSHORE DRILLING & OTHER SERVICES -- 0.9%
   Atwood Oceanics, Inc. *                                         77,150     2,349,217
                                                                            -----------
   OIL: CRUDE PRODUCERS -- 4.5%
   Brigham Exploration Co. *                                      148,260     2,779,875
   Niko Resources, Ltd. (Canadian)                                 36,810     3,622,685
   Rex Energy Corp. *                                             235,230     3,010,944
   Ultra Petroleum Corp. *                                         62,720     2,632,986
                                                                            -----------
                                                                             12,046,490
                                                                            -----------
   TOTAL ENERGY                                                              18,493,089
                                                                            -----------
FINANCIAL SERVICES -- 2.3%
   DIVERSIFIED FINANCIAL SERVICES -- 0.8%
   Evercore Partners, Inc. (A Shares)                              77,045     2,204,257
                                                                            -----------
   FINANCIAL DATA & SYSTEMS -- 1.5%
   Alliance Data Systems Corp. * (a)                               59,430     3,878,402
                                                                            -----------
   TOTAL FINANCIAL SERVICES                                                   6,082,659
                                                                            -----------
HEALTHCARE -- 15.3%
   BIOTECHNOLOGY -- 1.4%
   Martek Biosciences Corp. * (a)                                 162,870     3,685,748
                                                                            -----------
   HEALTH CARE FACILITIES -- 0.7%
   VCA Antech, Inc. *                                              82,955     1,749,521
                                                                            -----------
   HEATH CARE: MISCELLANEOUS -- 1.3%
   MedAssets, Inc. *                                              166,430     3,501,687
                                                                            -----------
   MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 9.3%
   Alphatec Holdings, Inc. *                                      221,935       472,722
   Cooper Companies, Inc. (The) (a)                               205,330     9,490,353
   Meridian Bioscience, Inc.                                       93,580     2,047,530

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR POOLED INVESTMENT TRUST

"GROWTH-WITH-VALUE" SMALL CAP FUND

                                             SCHEDULE OF INVESTMENTS-- CONTINUED
                                                              SEPTEMBER 30, 2010
                                                                     (UNAUDITED)

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ----------   -----------
HEALTHCARE -- (CONTINUED)
   PSS World Medical, Inc. *                                      166,715   $ 3,564,367
   ResMed, Inc. *                                                 162,510     5,331,953
   Volcano Corp. * (a)                                            145,791     3,787,650
                                                                            -----------
                                                                             24,694,575
                                                                            -----------
   MEDICAL EQUIPMENT -- 2.3%
   Luminex Corp. *                                                210,580     3,369,280
   SonoSite, Inc. *                                                84,090     2,817,856
                                                                            -----------
                                                                              6,187,136
                                                                            -----------
   MEDICAL SERVICES -- 0.3%
   eResearch Technology, Inc. *                                   108,045       808,177
                                                                            -----------
   TOTAL HEALTHCARE                                                          40,626,844
                                                                            -----------
MATERIALS & PROCESSING -- 9.2%
   BUILDING: ROOFING, WALLBOARD & PLUMBING -- 1.1%
   Beacon Roofing Supply, Inc. *                                  194,515     2,834,084
                                                                            -----------
   CHEMICALS: DIVERSIFIED -- 2.9%
   Albemarle Corp.                                                163,785     7,666,776
                                                                            -----------
   CHEMICALS: SPECIALTY -- 1.5%
   Polypore International, Inc. *                                 134,260     4,049,282
                                                                            -----------
   DIVERSIFIED MATERIALS & PROCESSING -- 2.9%
   Belden, Inc.                                                   134,710     3,553,650
   Rogers Corp. *                                                 128,600     4,048,328
                                                                            -----------
                                                                              7,601,978
                                                                            -----------
   GOLD -- 0.8%
   San Gold Corp. *                                               679,435     2,159,347
                                                                            -----------
   TOTAL MATERIALS & PROCESSING                                              24,311,467
                                                                            -----------
PRODUCER DURABLES -- 15.1%
   AIR TRANSPORT -- 0.7%
   Atlas Air Worldwide Holdings, Inc. *                            35,760     1,798,728
                                                                            -----------

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR POOLED INVESTMENT TRUST

"GROWTH-WITH-VALUE" SMALL CAP FUND

                                             SCHEDULE OF INVESTMENTS-- CONTINUED
                                                              SEPTEMBER 30, 2010
                                                                     (UNAUDITED)

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ----------   -----------
PRODUCER DURABLES -- (CONTINUED)
   COMMERCIAL SERVICES: RENTAL & LEASING -- 0.9%
   Mobile Mini, Inc. *                                            159,985   $2,454,170
                                                                            -----------
   COMMERCIAL VEHICLES & PARTS -- 1.1%
   Wabash National Corp. *                                        348,880    2,822,439
                                                                            -----------
   ENGINEERING & CONTRACTING SERVICES -- 2.1%
   Chicago Bridge & Iron Co. N.V. *                               231,520    5,660,664
                                                                            -----------
   ENVIRONMENTAL, MAINTENANCE, AND SECURITY SERVICES -- 1.1%
   Healthcare Services Group, Inc.                                129,690    2,955,635
                                                                            -----------
   FORMS AND BULK PRINTING SERVICES -- 0.5%
   InnerWorkings, Inc. *                                          207,230    1,361,501
                                                                            -----------
   INTERNATIONAL TRADE AND DIVERSIFIED LOGISTICS -- 2.0%
   MSC Industrial Direct Co., Inc. (A Shares)                     100,470    5,429,399
                                                                            -----------
   MACHINERY: INDUSTRIAL -- 2.3%
   Kennametal, Inc.                                               128,970    3,989,042
   Tennant Co.                                                     69,210    2,138,589
                                                                            -----------
                                                                             6,127,631
                                                                            -----------
   SCIENTIFIC INSTRUMENTS: ELECTRICAL -- 1.8%
   EnerSys, Inc. *                                                192,625    4,809,846
                                                                            -----------
   SHIPPING -- 1.2%
   UTi Worldwide, Inc.                                            191,100    3,072,888
                                                                            -----------
   TRUCKERS -- 1.4%
   Celadon Group, Inc. *                                           92,085    1,271,694
   Knight Transportation, Inc.                                    123,215    2,381,746
                                                                            -----------
                                                                             3,653,440
                                                                            -----------
   TOTAL PRODUCER DURABLES                                                   40,146,341
                                                                            -----------
TECHNOLOGY -- 27.1%
   COMMUNICATIONS TECHNOLOGY -- 3.0%
   Ixia *                                                         142,595    1,768,178
   NICE-Systems, Ltd., Sponsored ADR *                            131,900    4,127,151
   Polycom, Inc. *                                                 71,925    1,962,114
                                                                            -----------
                                                                             7,857,443
                                                                            -----------

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR POOLED INVESTMENT TRUST

"GROWTH-WITH-VALUE" SMALL CAP FUND

                                             SCHEDULE OF INVESTMENTS-- CONTINUED
                                                              SEPTEMBER 30, 2010
                                                                     (UNAUDITED)

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ----------   -----------
TECHNOLOGY -- (CONTINUED)
   COMPUTER SERVICES SOFTWARE & SYSTEMS -- 18.2%
   Acxiom Corp. *                                                 243,650   $ 3,864,289
   Ariba, Inc. *                                                  267,180     5,049,702
   Cadence Design Systems, Inc *                                  414,855     3,165,344
   Concur Technologies, Inc. *                                     36,435     1,801,346
   DealerTrack Holdings, Inc. *                                   249,115     4,254,884
   Digital River, Inc. * (a)                                       58,900     2,004,956
   Micros Systems, Inc. * (a)                                      81,530     3,451,165
   NetScout Systems, Inc. *                                       136,500     2,799,615
   NIC, Inc.                                                      219,977     1,823,609
   Pegasystems, Inc (a)                                            52,960     1,644,408
   Radiant Systems, Inc *                                          68,480     1,171,008
   RightNow Technologies, Inc. *                                  211,540     4,167,338
   Rovi Corp. * (a)                                                73,812     3,720,863
   Sapient Corp.                                                  378,405     4,529,508
   Syntel, Inc.                                                    39,850     1,773,325
   Ultimate Software Group, Inc. * (a)                             77,545     2,996,339
                                                                            -----------
                                                                             48,217,699
                                                                            -----------
   COMPUTER TECHNOLOGY -- 0.4%
   Super Micro Computer, Inc. *                                    96,975     1,007,570
                                                                            -----------
   PRODUCTION TECHNOLOGY EQUIPMENT -- 1.8%
   ATMI, Inc. *                                                   152,030     2,259,166
   Teradyne, Inc. * (a)                                           226,430     2,522,430
                                                                            -----------
                                                                              4,781,596
                                                                            -----------
   RADIO & TV BROADCASTERS -- 0.2%
   Global Traffic Network, Inc. *                                 120,030       603,751
                                                                            -----------
   SEMICONDUCTORS & COMPONENTS -- 3.5%
   Atmel Corp. *                                                  675,225     5,374,791
   Diodes, Inc. *                                                  65,320     1,116,319
   Microsemi Corp. *                                               77,910     1,336,156
   Monolithic Power Systems, Inc. *                                95,740     1,563,434
                                                                            -----------
                                                                              9,390,700
                                                                            -----------
   TOTAL TECHNOLOGY                                                          71,858,759
                                                                            -----------
   TOTAL COMMON STOCK (COST $187,804,652)                                   257,705,312
                                                                            -----------

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR POOLED INVESTMENT TRUST

"GROWTH-WITH-VALUE" SMALL CAP FUND

                                             SCHEDULE OF INVESTMENTS-- CONTINUED
                                                              SEPTEMBER 30, 2010
                                                                     (UNAUDITED)

                                                                                VALUE
                                                                 SHARES        (NOTE 2)
                                                               ----------   ------------
SECURITIES LENDING COLLATERAL -- 12.2%
   Institutional Money Market Trust                            32,441,428   $ 32,441,428
                                                                            ------------
   TOTAL SECURITIES LENDING COLLATERAL (COST $32,441,428)                     32,441,428
MONEY MARKET SECURITIES -- 3.3%
MONEY MARKET FUNDS -- 3.3%
   BlackRock Liquidity Funds TempCash Portfolio                 4,422,615      4,422,615
   BlackRock Liquidity Funds TempFund Portfolio                 4,422,614      4,422,614
                                                                            ------------
   TOTAL MONEY MARKET SECURITIES (COST $8,845,229)                             8,845,229
                                                                            ------------
   TOTAL INVESTMENTS (COST $229,091,309)** -- 112.6%                         298,991,969
   LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.6)%                          (33,410,255)
                                                                            ------------
   NET ASSETS -- 100.0%                                                     $265,581,714
                                                                            ============

*    Non-income producing security

(a) All or a portion of the security is on loan. See Notes to Quarterly Schedule of Investments.

ADR  - American Depositary Receipt

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $ 229,091,309
                                -------------
Gross unrealized appreciation   $  80,626,666
Gross unrealized depreciation     (10,726,006)
                                -------------
Net unrealized appreciation     $  69,900,660
                                =============

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR POOLED INVESTMENT TRUST

                          NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (UNAUDITED)

"GROWTH-WITH-VALUE" SMALL CAP FUND

1. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund.

SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Money market and short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

FAIR VALUE MEASUREMENTS.The inputs and valuations techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

-    Level 1 -- quoted prices in active markets for identical securities

- Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2010 in valuing the Fund's assets carried at fair value:

                                                                    LEVEL 2
                                      TOTAL                       SIGNIFICANT       LEVEL 3
                                     VALUE AT        LEVEL 1         OTHER        SIGNIFICANT
                                   SEPTEMBER 30,      QUOTED       OBSERVABLE    UNOBSERVABLE
                                       2010           PRICES         INPUTS         INPUTS
                                   ------------    ------------   ------------   -------------
   Common Stocks*                  $257,705,312    $257,705,312       $--            $--
   Short-Term Investments             8,845,229       8,845,229        --             --
   Securities Lending Collateral     32,441,428      32,441,428        --             --
                                   ------------    ------------       ---            ---
   Total                           $298,991,969    $289,991,969       $--            $--
                                   ============    ============       ===            ===

* Please refer to the Schedule of Investments for industry and security type breakouts.

For the period ended September 30, 2010, the Fund held no securities which measured their fair value using level 3 inputs.

SECURITIES LENDING -- The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of September 30, 2010, the market value of the securities on loan and collateral are $30,856,385 and $32,441,428, respectively.

For more information with regards to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kalmar Pooled Investment Trust


By (Signature and Title)* /s/ Ford B. Draper, Jr.
                          --------------------------------------------
                          Ford B. Draper, Jr., Chief Executive Officer
                          (principal executive officer)

Date November 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Ford B. Draper, Jr.
                          --------------------------------------------
                          Ford B. Draper, Jr., Chief Executive Officer
                          (principal executive officer)

Date November 17, 2010


By (Signature and Title)* /s/ Verna E. Knowles
                          --------------------------------------------
                          Verna E. Knowles, Chief Financial Officer
                          (principal financial officer)

Date November 17, 2010

* Print the name and title of each signing officer under his or her signature.